RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Hierarchy
Derivative assets	502	507
Gross derivative instruments presented on the balance sheet	(1,160)	(612)
Commodity contract | Power
Fair Value Hierarchy
Derivative assets	419	415
Gross derivative instruments presented on the balance sheet	(554)	(302)
Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	69	73
Gross derivative instruments presented on the balance sheet	(103)	(72)
Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	7	5
Gross derivative instruments presented on the balance sheet	(497)	(230)
Interest rate contracts
Fair Value Hierarchy
Derivative assets	7	14
Gross derivative instruments presented on the balance sheet	(6)	(8)
Recurring basis
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	62	47
Assets and liabilities, net	(596)	(58)
Recurring basis | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	419	415
Gross derivative instruments presented on the balance sheet	(554)	(302)
Recurring basis | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	69	73
Gross derivative instruments presented on the balance sheet	(103)	(72)
Recurring basis | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	7	5
Gross derivative instruments presented on the balance sheet	(497)	(230)
Recurring basis | Interest rate contracts
Fair Value Hierarchy
Derivative assets	7	14
Gross derivative instruments presented on the balance sheet	(6)	(8)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	0	0
Assets and liabilities, net	(46)	(2)
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	0	0
Gross derivative instruments presented on the balance sheet	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	40	48
Gross derivative instruments presented on the balance sheet	(86)	(50)
Recurring basis | Quoted Prices in Active Markets (Level I) | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	0	0
Gross derivative instruments presented on the balance sheet	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Interest rate contracts
Fair Value Hierarchy
Derivative assets	0	0
Gross derivative instruments presented on the balance sheet	0	0
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	62	47
Assets and liabilities, net	(554)	(57)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	417	411
Gross derivative instruments presented on the balance sheet	(551)	(299)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	24	25
Gross derivative instruments presented on the balance sheet	(17)	(22)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	7	5
Gross derivative instruments presented on the balance sheet	(497)	(230)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate contracts
Fair Value Hierarchy
Derivative assets	7	14
Gross derivative instruments presented on the balance sheet	(6)	(8)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	0	0
Assets and liabilities, net	4	1
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	2	4
Gross derivative instruments presented on the balance sheet	(3)	(3)
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	5	0
Gross derivative instruments presented on the balance sheet	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	0	0
Gross derivative instruments presented on the balance sheet	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Interest rate contracts
Fair Value Hierarchy
Derivative assets	0	0
Gross derivative instruments presented on the balance sheet	0	0